                               ING PARTNERS, INC.
       ING American Century Large Company Value Portfolio ("Portfolio")

                      Supplement dated November 30, 2006
                      to the Adviser Class, Initial Class,
                        and Service Class Prospectuses
                           each dated April 28, 2006

   Effective December 31, 2006, Mark Mallon will retire as the portfolio manager to the Portfolio.

1. All references to Mark Mallon as a portfolio manager to the Portfolio are hereby deleted.

2. The second paragraph under the section entitled "Management of the Portfolios - Sub-Adviser" on page 77 of the Service Class and Adviser Class, and on page 72 of the Initial Class Prospectuses is hereby deleted in its entirety and replaced with the following:

        ING American Century Large Company Value Portfolio is managed by a team of portfolio managers comprised of Charles A. Ritter, Vice President and Senior Portfolio Manager and Brendan Healy, Vice President and Portfolio Manager. Each team member has been managing the Portfolio since April 2005. Mr. Ritter, CFA, joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. Mr. Healy, CFA, joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst.


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                               ING PARTNERS, INC.
        ING American Century Large Company Value Portfolio ("Portfolio")

                     Supplement dated November 30, 2006
  to the Adviser Class, Initial Class and Service Class Statement of Additional
                             Information ("SAI")
                            dated April 28, 2006

   Effective December 31, 2006, Mark Mallon will retire as the portfolio manager to the Portfolio.

   The table and the footnote thereto, in the section entitled "ING American Century Large Company Value Portfolio" in the sub-section entitled "Other Accounts Managed" on page 87 and in the sub-section entitled "Portfolio Manager Ownership of Securities" on page 89 of the Adviser Class, Initial Class and Service Class SAI are deleted in their entirety and replaced with the following:

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2005.

                                                       OTHER POOLED
                    REGISTERED INVESTMENT               INVESTMENT
                         COMPANIES                       VEHICLES               OTHER ACCOUNTS
                    --------------------------------------------------------------------------------
                     NUMBER                         NUMBER                    NUMBER
PORTFOLIO             OF              TOTAL          OF           TOTAL         OF             TOTAL
MANAGER             ACCOUNTS*        ASSETS        ACCOUNTS*     ASSETS      ACCOUNTS*        ASSETS
----------------------------------------------------------------------------------------------------
Charles A. Ritter     10        $6,801,302,745        0           N/A            3       218,205,025
Brendan Healy         10        $6,801,302,745        0           N/A            3       218,205,025

* None of these accounts have an advisory fee based on the performance of the account.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each team member as of December 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                                                             DOLLAR RANGE OF
             PORTFOLIO MANAGER                               PORTFOLIO SHARES OWNED
             -----------------                               ----------------------
             Charles A. Ritter                                        None
             Brendan Healy                                            None

                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE